CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit Cumulative effect, period of adoption, adjustment CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Contingently redeemable noncontrolling Interest CNY (¥)	Cumulative effect, period of adoption, adjustment CNY (¥)	CNY (¥)	USD ($)
Cumulative adjustments for changes in accounting principles	¥ 105		¥ (8)		¥ 1,759,941		¥ (97,285)			¥ (1,785,517)		¥ 102,396		¥ 1,909,606		¥ (20,368)
Balance at Dec. 31, 2019	¥ 105		(8)		1,759,941		(97,285)			(1,785,517)		102,396		1,909,606		(20,368)
Balance, shares at Dec. 31, 2019 | shares	130,241,995	130,241,995
Net loss										(309,989)		(94,040)				(404,029)
Other comprehensive income							50,856									50,856
Accretion of contingently redeemable noncontrolling interests										(359,920)		87,266		272,654		(272,654)
Share-based compensation					20,621											20,621
Contribution from noncontrolling interest					59,464							51,410				110,874
Contribution from contingently redeemable noncontrolling interests														731,415
Acquisition of additional shares of non-wholly owned subsidiaries												3,078				3,078
Restricted shares vested (in shares) | shares	9,690	9,690
Balance at Dec. 31, 2020	¥ 105		(8)		1,840,026		(46,429)		¥ (1,223)	(2,456,649)		150,110		2,913,675	¥ (1,223)	(512,845)
Balance, shares at Dec. 31, 2020 | shares	130,251,685	130,251,685
Cumulative adjustments for changes in accounting principles	¥ 105		(8)		1,840,026		(46,429)		¥ (1,223)	(2,456,649)		150,110		2,913,675	¥ (1,223)	(512,845)
Net loss										(271,427)		(251,245)				(522,672)
Other comprehensive income			1				16,933									16,934
Accretion of contingently redeemable noncontrolling interests										(549,194)		182,087		367,107		(367,107)
Share-based compensation					14,680											14,680
Contribution from noncontrolling interest												1,500				1,500
Contribution from contingently redeemable noncontrolling interests														400,000
Acquisition of additional shares of non-wholly owned subsidiaries					81,846							355,184				437,030
Redemption of 15% equity of GMI held by GE to reduce minority shareholders' equity												(4,581)				(4,581)
Balance at Dec. 31, 2021	¥ 105		(7)		1,936,552		(29,496)			(3,277,270)		433,055		3,680,782		(937,061)
Balance, shares at Dec. 31, 2021 | shares	130,251,685	130,251,685
Cumulative adjustments for changes in accounting principles	¥ 105		(7)		1,936,552		(29,496)			(3,277,270)		433,055		3,680,782		(937,061)
Net loss										(489,661)		(279,329)				(768,990)	$ (111,492)
Other comprehensive income							1,730									1,730
Accretion of contingently redeemable noncontrolling interests												3,680,782		¥ (3,680,782)		3,680,782
Share-based compensation					(5,919)											(5,919)
Investment in equity instrusment(Note 14)												45,115				45,115
Balance at Dec. 31, 2022	¥ 105	$ 15	(7)	$ (1)	1,930,633	$ 279,915	(27,766)	$ (4,026)		(3,766,931)	$ (546,154)	3,879,623	$ 562,492			2,015,657	292,241
Balance, shares at Dec. 31, 2022 | shares	130,251,685	130,251,685
Cumulative adjustments for changes in accounting principles	¥ 105	$ 15	¥ (7)	$ (1)	¥ 1,930,633	$ 279,915	¥ (27,766)	$ (4,026)		¥ (3,766,931)	$ (546,154)	¥ 3,879,623	$ 562,492			¥ 2,015,657	$ 292,241